Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - Diamir Biosciences Corp [Member] - USD ($)	Aug. 31, 2025	May 31, 2025
Schedule of Accounts Payable and Accrued Expenses [Line Items]
Outside services	$ 573,328	$ 220,411
Employee compensation	12,154	5,884
Other	11,614	5,563
Total	$ 597,096	$ 231,858